Loans and Allowance for Credit Losses	3 Months Ended
Jan. 31, 2019
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Loans and Allowance for Credit Losses

Note 3: Loans and Allowance for Credit Losses

Credit Risk Exposure

The following table sets out our credit risk exposure for all loans carried at amortized cost or FVTPL. Stage 1 represents those performing loans carried with a 12 month expected credit loss, Stage 2 represents those performing loans carried with a lifetime expected credit loss, and Stage 3 represents those loans with a lifetime credit loss that are credit impaired.

(Canadian $ in millions)				January 31, 2019
	Stage 1	Stage 2	Stage 3	Total
Loans: Residential mortgages
Exceptionally low	-	-	-	-
Very low	75,843	125	-	75,968
Low	19,340	2,609	-	21,949
Medium	12,279	4,486	-	16,765
High	137	421	-	558
Not rated	4,194	216	-	4,410
Impaired	-	-	389	389
Allowance for credit losses	21	38	20	79
Carrying amount	111,772	7,819	369	119,960
Loans: Consumer instalment and other personal
Exceptionally low	20,706	15	-	20,721
Very low	14,556	115	-	14,671
Low	9,682	298	-	9,980
Medium	9,490	3,996	-	13,486
High	353	1,358	-	1,711
Not rated	2,022	144	-	2,166
Impaired	-	-	506	506
Allowance for credit losses	83	312	134	529
Carrying amount	56,726	5,614	372	62,712
Loans: Credit cards
Exceptionally low	2,201	3	-	2,204
Very low	1,122	15	-	1,137
Low	884	158	-	1,042
Medium	1,796	867	-	2,663
High	135	430	-	565
Not rated	575	1	-	576
Impaired	-	-	-	-
Allowance for credit losses	41	187	-	228
Carrying amount	6,672	1,287	-	7,959
Loans: Business and government (1)
Acceptable
Investment grade	123,347	1,000	-	124,347
Sub-investment grade	89,426	9,987	-	99,413
Watchlist	-	4,410	-	4,410
Impaired	-	-	1,124	1,124
Allowance for credit losses	247	329	216	792
Carrying amount	212,526	15,068	908	228,502
Commitments and financial guarantee contracts
Acceptable
Investment grade	123,079	554	-	123,633
Sub-investment grade	43,313	6,659	-	49,972
Watchlist	-	1,646	-	1,646
Impaired	-	-	331	331
Allowance for credit losses	129	103	27	259
Carrying amount	166,263	8,756	304	175,323

(1)	Includes customers’ liability under acceptances.

(Canadian $ in millions)	October 31, 2018
	Stage 1	Stage 2	Stage 3	Total
Loans: Residential mortgages
Exceptionally low	-	-	-	-
Very low	76,314	125	-	76,439
Low	18,975	2,479	-	21,454
Medium	12,621	3,765	-	16,386
High	90	445	-	535
Not rated	4,250	181	-	4,431
Impaired	-	-	375	375
Allowance for credit losses	20	37	19	76
Carrying amount	112,230	6,958	356	119,544
Loans: Consumer instalment and other personal
Exceptionally low	20,236	20	-	20,256
Very low	13,364	222	-	13,586
Low	12,581	364	-	12,945
Medium	7,707	4,153	-	11,860
High	357	1,427	-	1,784
Not rated	2,105	168	-	2,273
Impaired	-	-	521	521
Allowance for credit losses	83	312	143	538
Carrying amount	56,267	6,042	378	62,687
Loans: Credit cards
Exceptionally low	2,403	4	-	2,407
Very low	1,140	11	-	1,151
Low	943	107	-	1,050
Medium	1,742	874	-	2,616
High	108	428	-	536
Not rated	568	1	-	569
Impaired	-	-	-	-
Allowance for credit losses	39	191	-	230
Carrying amount	6,865	1,234	-	8,099
Loans: Business and government (1)
Acceptable
Investment grade	109,774	2,148	-	111,922
Sub-investment grade	88,348	7,308	-	95,656
Watchlist	-	4,423	-	4,423
Impaired	-	-	1,040	1,040
Allowance for credit losses	232	355	208	795
Carrying amount	197,890	13,524	832	212,246
Commitments and financial guarantee contracts
Acceptable
Investment grade	116,108	1,722	-	117,830
Sub-investment grade	44,895	3,426	-	48,321
Watchlist	-	1,650	-	1,650
Impaired	-	-	242	242
Allowance for credit losses	108	96	27	231
Carrying amount	160,895	6,702	215	167,812

(1)	Includes customers’ liability under acceptances.

  Certain comparative figures have been reclassified to conform with the current period’s presentation.

Allowance for Credit Losses (“ACL”)

The allowance for credit losses recorded in our Consolidated Balance Sheet is maintained at a level we consider adequate to absorb credit-related losses on our loans and other credit instruments. The allowance for credit losses amounted to $1,887 million at January 31, 2019 of which $1,628 million was recorded in loans and $259 million recorded in other liabilities in our Consolidated Balance Sheet.

Significant changes in the gross balances, including originations, maturities and repayments in the normal course of operations, impact the allowance for credit losses.

The following table shows the continuity in the loss allowance by each product type for the three months ended January 31, 2019:

(Canadian $ in millions)
For the three months ended	Stage 1	Stage 2	Stage 3	Total
Loans: Residential mortgages
Balance as at October 31, 2018	20	38	44	102
Transfer to Stage 1	7	(7)	-	-
Transfer to Stage 2	-	2	(2)	-
Transfer to Stage 3	-	(2)	2	-
Net remeasurement of loss allowance	(8)	9	5	6
Loan originations	2	-	-	2
Derecognitions and maturities	-	(1)	-	(1)
Total Provision for Credit Losses (“PCL”) (1)	1	1	5	7
Write-offs	-	-	(4)	(4)
Recoveries of previous write-offs	-	-	3	3
Foreign exchange and other	-	-	(3)	(3)
Balance as at January 31, 2019	21	39	45	105
Loans: Consumer instalment and other personal
Balance as at October 31, 2018	90	326	144	560
Transfer to Stage 1	45	(41)	(4)	-
Transfer to Stage 2	(4)	24	(20)	-
Transfer to Stage 3	(2)	(26)	28	-
Net remeasurement of loss allowance	(47)	53	23	29
Loan originations	13	-	-	13
Derecognitions and maturities	(4)	(10)	-	(14)
Total PCL (1)	1	-	27	28
Write-offs	-	-	(84)	(84)
Recoveries of previous write-offs	-	-	54	54
Foreign exchange and other	(1)	-	(6)	(7)
Balance as at January 31, 2019	90	326	135	551
Loans: Credit cards
Balance as at October 31, 2018	74	219	-	293
Transfer to Stage 1	26	(26)	-	-
Transfer to Stage 2	(5)	5	-	-
Transfer to Stage 3	-	(40)	40	-
Net remeasurement of loss allowance	(24)	63	13	52
Loan originations	5	-	-	5
Derecognitions and maturities	(1)	(7)	-	(8)
Total PCL (1)	1	(5)	53	49
Write-offs	-	-	(76)	(76)
Recoveries of previous write-offs	-	-	23	23
Foreign exchange and other	-	1	-	1
Balance as at January 31, 2019	75	215	-	290
Loans: Business and government
Balance as at October 31, 2018	298	408	209	915
Transfer to Stage 1	69	(68)	(1)	-
Transfer to Stage 2	(17)	23	(6)	-
Transfer to Stage 3	-	(13)	13	-
Net remeasurement of loss allowance	(56)	59	36	39
Loan originations	60	-	-	60
Derecognitions and maturities	(23)	(20)	-	(43)
Total PCL (1)	33	(19)	42	56
Write-offs	-	-	(31)	(31)
Recoveries of previous write-offs	-	-	9	9
Foreign exchange and other	4	-	(12)	(8)
Balance as at January 31, 2019	335	389	217	941
Total as at January 31, 2019	521	969	397	1,887
Comprised of: Loans	392	866	370	1,628
Other credit instruments (2)	129	103	27	259

(1)	Excludes provision for credit losses on other assets of $(3) million.
(2)	Recorded in other liabilities on the Consolidated Balance Sheet.

The following table shows the continuity in the loss allowance by each product type for the three months ended January 31, 2018:

(Canadian $ in millions)
For the three months ended	Stage 1	Stage 2	Stage 3	Total
Loans: Residential mortgages
Balance as at November 1, 2017	16	34	49	99
Transfer to Stage 1	9	(9)	-	-
Transfer to Stage 2	(1)	2	(1)	-
Transfer to Stage 3	-	(3)	3	-
Net remeasurement of loss allowance	(1)	6	4	9
Loan originations	5	-	-	5
Derecognitions and maturities	(1)	(2)	-	(3)
Total Provision for Credit Losses (“PCL”) (1)	11	(6)	6	11
Write-offs	-	-	(7)	(7)
Recoveries of previous write-offs	-	-	2	2
Foreign exchange and other	(1)	(1)	(3)	(5)
Balance as at January 31, 2018	26	27	47	100
Loans: Consumer instalment and other personal
Balance as at November 1, 2017	76	357	137	570
Transfer to Stage 1	68	(64)	(4)	-
Transfer to Stage 2	(6)	32	(26)	-
Transfer to Stage 3	(1)	(52)	53	-
Net remeasurement of loss allowance	(62)	59	23	20
Loan originations	9	-	-	9
Derecognitions and maturities	(5)	(11)	-	(16)
Total PCL (1)	3	(36)	46	13
Write-offs	-	-	(66)	(66)
Recoveries of previous write-offs	-	-	17	17
Foreign exchange and other	-	(4)	(5)	(9)
Balance as at January 31, 2018	79	317	129	525
Loans: Credit cards
Balance as at November 1, 2017	83	254	-	337
Transfer to Stage 1	60	(60)	-	-
Transfer to Stage 2	(13)	13	-	-
Transfer to Stage 3	-	(49)	49	-
Net remeasurement of loss allowance	(56)	107	10	61
Loan originations	5	-	-	5
Derecognitions and maturities	(1)	(10)	-	(11)
Total PCL (1)	(5)	1	59	55
Write-offs	-	-	(82)	(82)
Recoveries of previous write-offs	-	-	23	23
Foreign exchange and other	(2)	-	-	(2)
Balance as at January 31, 2018	76	255	-	331
Loans: Business and government
Balance as at November 1, 2017	268	410	234	912
Transfer to Stage 1	33	(32)	(1)	-
Transfer to Stage 2	(10)	19	(9)	-
Transfer to Stage 3	-	(19)	19	-
Net remeasurement of loss allowance	(12)	24	54	66
Loan originations	33	-	-	33
Derecognitions and maturities	(19)	(18)	-	(37)
Total PCL (1)	25	(26)	63	62
Write-offs	-	-	(50)	(50)
Recoveries of previous write-offs	-	-	8	8
Foreign exchange and other	(11)	(13)	(16)	(40)
Balance as at January 31, 2018	282	371	239	892
Total as at January 31, 2018	463	970	415	1,848
Comprised of: Loans	370	866	388	1,624
Other credit instruments (2)	93	104	27	224

(1)	Excludes provision for credit losses on other assets of $nil.
(2)	Recorded in other liabilities on the Consolidated Balance Sheet.

Loans and allowance for credit losses by geographic region are as follows:

(Canadian $ in millions)	January 31, 2019				October 31, 2018
	Gross amount	Allowance for credit losses on impaired loans (2)	Allowance for credit losses on performing loans (3)	Net Amount	Gross amount	Allowance for credit losses on impaired loans (2)	Allowance for credit losses on performing loans (3)	Net Amount
By geographic region (1):
Canada	247,652	182	695	246,775	244,837	189	689	243,959
United States	140,768	188	556	140,024	131,247	181	574	130,492
Other countries	10,812	-	7	10,805	9,546	-	6	9,540
Total	399,232	370	1,258	397,604	385,630	370	1,269	383,991

(1)	Geographic region is based upon country of ultimate risk.
(2)	Excludes allowance for credit losses on impaired loans of $27 million for other credit instruments, which is included in other liabilities ($27 million as at October 31, 2018).
(3)	Excludes allowance for credit losses on performing loans of $232 million for other credit instruments, which is included in other liabilities ($204 million as at October 31, 2018).

Renegotiated Loans

The carrying value of our renegotiated loans was $1,174 million as at January 31, 2019 ($1,129 million as at October 31, 2018), with $604 million classified as performing as at January 31, 2019 ($541 million as at October 31, 2018). Renegotiated loans of $5 million were written off in the three months ended January 31, 2019 ($7 million for the three months ended January 31, 2018).